Share Capital (Details) - Schedule of Restricted Stock Units - Employees [Member] - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share Capital (Details) - Schedule of Restricted Stock Units [Line Items]
Number of RSU granted | shares	261,000
Weighted Average Grant Date Fair Value | $ / shares	$ 5.13